Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable
9.	Notes Payable

The Company, through its wholly-owned subsidiary OTLLC, had three outstanding series of convertible notes (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $0 and $2,579,220 at December 31, 2012 and December 31, 2011, respectively. Accrued interest on the Notes as of December 31, 2012 and December 31, 2011, were $0 and $139,727, respectively, resulting in a total obligation of $0 and $2,718,947 as of December 31, 2012 and December 31, 2011, respectively. Each series of Notes was convertible under certain circumstances into the Company’s common stock at different conversion rates. On August 31, 2012, as a result of the completion of a “Qualified Financing” as defined in the Notes and as modified by the Group Modification Agreement approved by the holders of the Notes in March 2012, the Notes and accumulated accrued interest through August 31, 2012, were converted into 27,158,657 shares of the Company’s common stock (the “Conversion”).

Following the Conversion on August 31, 2012, none of the principal and interest of the Notes remained outstanding, but the holders of the Notes retained the detachable warrants to purchase common stock at $0.3125 per share that they had received in connection with their investment in the Notes. The following table shows the number of shares of common stock that would have been issued if all the warrants related to the Notes were exercised as of December 31, 2012:

	As of December 31, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $ 0.3125
Series C-1 Notes	N/A	$—	—	2,841,440
Series C-2 Notes	N/A	—	—	3,200,000
Series C-3 Notes	N/A	—	—	1,972,000

		$—	—	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

	As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,637	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,500	1,972,000

		$2,718,947	26,234,377	8,013,440

The Company has not included these share equivalents in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrued at the rate of 5% per annum, compounded annually, and was payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest was added to the principal. Accrued and unpaid interest was converted to shares of common stock when the related Note principal was converted to common stock effective August 31, 2012. The Notes were secured by substantially all assets of OTLLC, and, as a result of the Conversion, the lien on such assets was automatically removed.

Notes payable consist of the following:

	December 31, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$—	$2,579,220
Debt discount—beneficial conversion feature	—	(867,273)
Debt discount—warrant value	—	(62,073)
Promissory note—long term portion	164,187	—

Net	$164,187	$1,649,874

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $1 per share and an exercise price of $.50 per share. In accordance with ASC470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $136,074 and $103,472 for the years ended December 31, 2012, and 2011, respectively. On August 31, 2012, in conjunction with the Conversion, the unamortized discount balance of $731,199 was written off. The unamortized discount balance as of December 31, 2012 and December 31, 2011 was $0 and $867,273, respectively.